Goodwill (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Value of Goodwill by Reportable Segment

Changes in the carrying amount of goodwill by segment for the nine months ended March 31, 2016 were as follows:

	North America	Europe	Asia	Total
Balance as of June 30, 2015	$250,784	$223,275	$842	$474,901
Acquisition activity	7,297	1,187	—	8,484
Translation adjustments	—	(9,347)	(8)	(9,355)

Balance as of March 31, 2016	$258,081	$215,115	$834	$474,030

The changes in the carrying value of goodwill by reportable segment are as follows:

Predecessor	North America	Europe	Asia	Total
Balance at June 30, 2013 and August 14, 2013	$63,289	$—	$—	$63,289

Successor
Balance at August 15, 2013	$—	$—	$—	$—
Purchase accounting adjustments (Note 3):
Impact of the Transaction	213,145	55,939	—	269,084
Impact of the Merger	20,833	180,623	176	201,632
Acquisition of Jet	11,609	—	—	11,609
Acquisition of IPS	5,197	—	—	5,197
Impact of foreign exchange	—	3,216	—	3,216

Balance at June 30, 2014	250,784	239,778	176	490,738
Purchase accounting adjustments (Note 3):
Acquisition of Armstrong	—	3,446	—	3,446
Acquisition of Presentation Products	—	1,998	666	2,664
Impact of foreign exchange and other	—	(21,947)	—	(21,947)

Balance at June 30, 2015	$250,784	$223,275	$842	$474,901